Schedule of Warrants (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Warrants outstanding, beginning balance	14,107,989	14,107,989
Warrants outstanding, ending balance		14,107,989	14,107,989
Warrant [Member]
Warrants outstanding, beginning balance	14,107,989	14,107,989
Warrant exercised subsequent to merger
Assumed in merger			14,107,989
Warrants outstanding, ending balance		14,107,989	14,107,989
Common Stock [Member]
Warrants outstanding, beginning balance	14,107,989
Warrant exercised
Warrants outstanding, ending balance	14,107,989	14,107,989